Investments (Tables)	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Investment Portfolio by Major Security Type
The following tables present the composition of our investment portfolio by major security type. Our securities are reported in our consolidated balance sheets at fair value. The changes in fair value for our fixed-maturity securities (other than hybrid securities) are reported as a component of accumulated other comprehensive income (loss), net of deferred income taxes, in our consolidated balance sheets. The net holding period gains (losses) reported below represent the inception-to-date changes in fair value for the hybrid and equity securities. The changes in the net holding period gains (losses) between periods are recorded as a component of net realized gains (losses) on securities in our consolidated statements of comprehensive income.

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Holding Period Gains (Losses)	Fair Value	% of Total Fair Value
December 31, 2022
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$26,770.7	$1.4	$(1,604.7)	$0	$25,167.4	47.0%
State and local government obligations	2,180.0	0	(202.9)	0	1,977.1	3.7
Foreign government obligations	16.8	0	(1.3)	0	15.5	0.1
Corporate debt securities	10,125.8	9.8	(676.1)	(46.8)	9,412.7	17.6
Residential mortgage-backed securities	696.1	0.3	(17.5)	(12.1)	666.8	1.2
Commercial mortgage-backed securities	5,446.0	1.5	(784.0)	0	4,663.5	8.7
Other asset-backed securities	4,826.0	0.9	(260.5)	(1.8)	4,564.6	8.5
Redeemable preferred stocks	202.6	0	(4.5)	(13.8)	184.3	0.3
Total fixed maturities	50,264.0	13.9	(3,551.5)	(74.5)	46,651.9	87.1
Short-term investments	2,861.7	0	0	0	2,861.7	5.4
Total available-for-sale securities	53,125.7	13.9	(3,551.5)	(74.5)	49,513.6	92.5
Equity securities:
Nonredeemable preferred stocks	1,364.2	0	0	(151.0)	1,213.2	2.3
Common equities	826.1	0	0	1,995.4	2,821.5	5.2
Total equity securities	2,190.3	0	0	1,844.4	4,034.7	7.5
Total portfolio[1]	$55,316.0	$13.9	$(3,551.5)	$1,769.9	$53,548.3	100.0%

($ in millions)	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Net Holding Period Gains (Losses)	Fair Value	% of Total Fair Value
December 31, 2021
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$18,586.1	$92.9	$(190.8)	$0	$18,488.2	35.9%
State and local government obligations	2,162.6	36.7	(14.0)	0	2,185.3	4.2
Foreign government obligations	17.9	0	0	0	17.9	0.1
Corporate debt securities	10,526.2	202.6	(33.4)	(3.3)	10,692.1	20.7
Residential mortgage-backed securities	787.7	2.3	(0.6)	0.6	790.0	1.5
Commercial mortgage-backed securities	6,561.0	38.9	(64.3)	0	6,535.6	12.7
Other asset-backed securities	4,981.8	13.3	(12.4)	(0.4)	4,982.3	9.7
Redeemable preferred stocks	170.9	0.7	(0.5)	10.6	181.7	0.4
Total fixed maturities	43,794.2	387.4	(316.0)	7.5	43,873.1	85.2
Short-term investments	942.6	0	0	0	942.6	1.8
Total available-for-sale securities	44,736.8	387.4	(316.0)	7.5	44,815.7	87.0
Equity securities:
Nonredeemable preferred stocks	1,571.8	0	0	68.1	1,639.9	3.2
Common equities	1,264.1	0	0	3,794.4	5,058.5	9.8
Total equity securities	2,835.9	0	0	3,862.5	6,698.4	13.0
Total portfolio[1]	$47,572.7	$387.4	$(316.0)	$3,870.0	$51,514.1	100.0%
1 At December 31, 2022, we had $34.4 million of net unsettled security transactions included in other assets, compared to $143.4 million included in other liabilities at December 31, 2021.
The total fair value of the portfolio at December 31, 2022 and 2021 included $4.4 billion and $4.2 billion, respectively, of securities held in a consolidated, non-insurance subsidiary of the holding company, net of any unsettled security transactions.

Hybrid Securities	Certain securities in our fixed-maturity portfolio are accounted for as hybrid securities because they contain embedded derivatives that are not deemed to be clearly and closely related to the host investments. These securities are reported at fair value at December 31:

(millions)	2022	2021
Fixed Maturities:
Corporate debt securities	$535.4	$479.1
Residential mortgage-backed securities	509.6	536.2
Other asset-backed securities	42.0	89.2
Redeemable preferred stocks	134.7	130.8
Total hybrid securities	$1,221.7	$1,235.3

Composition of Fixed Maturities by Maturity	The composition of fixed maturities by maturity at December 31, 2022, was:

(millions)	Cost	Fair Value
Less than one year	$6,047.1	$5,871.6
One to five years	30,121.9	28,366.7
Five to ten years	14,030.8	12,357.0
Ten years or greater	64.2	56.6
Total	$50,264.0	$46,651.9

Gross Unrealized Losses by Major Security	The following tables show the composition of gross unrealized losses by major security type and by the length of time that individual securities have been in a continuous unrealized loss position:

	Total No. of Sec.	Total Fair Value	Gross Unrealized Losses	Less than 12 Months			12 Months or Greater
($ in millions)				No. of Sec.	Fair Value	Gross Unrealized Losses	No. of Sec.	Fair Value	Gross Unrealized Losses
December 31, 2022
U.S. government obligations	160	$24,802.5	$(1,604.7)	90	$17,327.2	$(699.2)	70	$7,475.3	$(905.5)
State and local government obligations	348	1,948.8	(202.9)	239	1,124.2	(76.8)	109	824.6	(126.1)
Foreign government obligations	1	15.5	(1.3)	0	0	0	1	15.5	(1.3)
Corporate debt securities	422	8,449.6	(676.1)	285	5,717.6	(426.1)	137	2,732.0	(250.0)
Residential mortgage-backed securities	45	151.0	(17.5)	27	65.1	(6.8)	18	85.9	(10.7)
Commercial mortgage-backed securities	226	4,651.1	(784.0)	99	1,702.0	(192.1)	127	2,949.1	(591.9)
Other asset-backed securities	262	4,247.8	(260.5)	130	2,144.8	(100.9)	132	2,103.0	(159.6)
Redeemable preferred stocks	4	49.6	(4.5)	3	38.5	(3.1)	1	11.1	(1.4)
Total fixed maturities	1,468	$44,315.9	$(3,551.5)	873	$28,119.4	$(1,505.0)	595	$16,196.5	$(2,046.5)

	Total No. of Sec.	Total Fair Value	Gross Unrealized Losses	Less than 12 Months			12 Months or Greater
($ in millions)				No. of Sec.	Fair Value	Gross Unrealized Losses	No. of Sec.	Fair Value	Gross Unrealized Losses
December 31, 2021
U.S. government obligations	92	$14,745.8	$(190.8)	85	$13,790.8	$(158.5)	7	$955.0	$(32.3)
State and local government obligations	127	954.2	(14.0)	122	927.3	(13.1)	5	26.9	(0.9)
Corporate debt securities	220	3,496.6	(33.4)	219	3,491.7	(33.3)	1	4.9	(0.1)
Residential mortgage-backed securities	20	138.6	(0.6)	14	135.4	(0.5)	6	3.2	(0.1)
Commercial mortgage-backed securities	168	4,315.4	(64.3)	165	4,295.0	(63.9)	3	20.4	(0.4)
Other asset-backed securities	178	3,204.7	(12.4)	176	3,200.6	(12.3)	2	4.1	(0.1)
Redeemable preferred stocks	1	12.0	(0.5)	0	0	0	1	12.0	(0.5)
Total fixed maturities	806	$26,867.3	$(316.0)	781	$25,840.8	$(281.6)	25	$1,026.5	$(34.4)

Components of Net Realized Gains (Losses)	The components of net realized gains (losses) for the years ended December 31, were:

(millions)	2022	2021	2020
Gross realized gains on security sales
Available-for-sale securities:
U.S. government obligations	$10.8	$105.8	$612.5
State and local government obligations	0	51.2	102.4
Corporate and other debt securities	8.7	104.0	161.9
Residential mortgage-backed securities	0.7	0.3	0
Commercial mortgage-backed securities	0	41.9	23.7
Other asset-backed securities	0.2	1.2	0.2
Redeemable preferred stocks	0	1.5	0
Total available-for-sale securities	20.4	305.9	900.7
Equity securities:
Nonredeemable preferred stocks	17.6	28.0	24.4
Common equities	846.1	369.6	88.6
Total equity securities	863.7	397.6	113.0
Subtotal gross realized gains on security sales	884.1	703.5	1,013.7
Gross realized losses on security sales
Available-for-sale securities:
U.S. government obligations	(433.3)	(52.0)	(9.6)
State and local government obligations	(1.0)	(3.4)	(0.7)
Foreign government obligations	0	(0.1)	0
Corporate and other debt securities	(88.3)	(8.3)	(6.5)
Residential mortgage-backed securities	0	(1.1)	0
Commercial mortgage-backed securities	(72.4)	(1.9)	(12.8)
Other asset-backed securities	(4.4)	(0.6)	0
Short-term investments	(0.4)	0	0
Total available-for-sale securities	(599.8)	(67.4)	(29.6)
Equity securities:
Nonredeemable preferred stocks	(9.8)	(1.7)	(8.7)
Common equities	(78.0)	(20.1)	(60.7)
Total equity securities	(87.8)	(21.8)	(69.4)
Subtotal gross realized losses on security sales	(687.6)	(89.2)	(99.0)
Net realized gains (losses) on security sales
Available-for-sale securities:
U.S. government obligations	(422.5)	53.8	602.9
State and local government obligations	(1.0)	47.8	101.7
Foreign government obligations	0	(0.1)	0
Corporate and other debt securities	(79.6)	95.7	155.4
Residential mortgage-backed securities	0.7	(0.8)	0
Commercial mortgage-backed securities	(72.4)	40.0	10.9
Other asset-backed securities	(4.2)	0.6	0.2
Redeemable preferred stocks	0	1.5	0
Short-term investments	(0.4)	0	0
Total available-for-sale securities	(579.4)	238.5	871.1
Equity securities:
Nonredeemable preferred stocks	7.8	26.3	15.7
Common equities	768.1	349.5	27.9
Total equity securities	775.9	375.8	43.6
Subtotal net realized gains (losses) on security sales	196.5	614.3	914.7
Net holding period gains (losses)
Hybrid securities	(82.0)	(7.7)	7.4
Equity securities	(2,018.1)	907.6	706.5
Derivatives	0	0	1.4
Subtotal net holding period gains (losses)	(2,100.1)	899.9	715.3
Other-than-temporary impairment losses
Other asset impairment	(8.6)	(5.0)	0
Subtotal other-than-temporary impairment losses	(8.6)	(5.0)	0
Total net realized gains (losses) on securities	$(1,912.2)	$1,509.2	$1,630.0

Components of Equity Realized Gains (Losses)
The following table reflects our holding period realized gains (losses) recognized on equity securities held at the respective year end for the years ended December 31:

(millions)	2022	2021	2020
Total net gains (losses) recognized during the period on equity securities	$(1,242.2)	$1,283.4	$750.1
Less: Net gains (losses) recognized on equity securities sold during the period	775.9	375.8	43.6
Net holding period gains (losses) recognized during the period on equity securities held at period end	$(2,018.1)	$907.6	$706.5

Components of Net Investment Income	The components of net investment income for the years ended December 31, were:

(millions)	2022	2021	2020
Available-for-sale securities:
Fixed maturities:
U.S. government obligations	$339.1	$149.5	$166.3
State and local government obligations	39.7	44.1	62.7
Foreign government obligations	0.2	0.1	0
Corporate debt securities	288.8	301.1	284.0
Residential mortgage-backed securities	31.6	11.9	11.8
Commercial mortgage-backed securities	190.6	143.0	152.9
Other asset-backed securities	174.6	64.1	96.7
Redeemable preferred stocks	11.4	9.5	14.9
Total fixed maturities	1,076.0	723.3	789.3
Short-term investments	53.6	3.1	29.0
Total available-for-sale securities	1,129.6	726.4	818.3
Equity securities:
Nonredeemable preferred stocks	70.2	70.3	60.6
Common equities	60.5	64.2	57.7
Total equity securities	130.7	134.5	118.3
Investment income	1,260.3	860.9	936.6
Investment expenses	(24.3)	(25.5)	(20.0)
Net investment income	$1,236.0	$835.4	$916.6